Acquisitions, divestments and equity-accounted companies - Acquisition of noncontrolling interest (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 01, 2020	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Noncontrolling Interest [Line Items]
Equity method investments		$ 130,000,000	$ 130,000,000	$ 1,670,000,000
Noncontrolling interests		410,000,000	410,000,000	378,000,000
Floor price equivalent percent discount					10.00%
Floor price equivalent discount value					$ 118,000,000
Accumulated depreciation		5,792,000,000	5,792,000,000	6,187,000,000
Income (loss) from equity accounted companies, net of taxes			(22,000,000)	38,000,000	29,000,000
Basis difference amortization (net of deferred income tax benefit)			(80,000,000)	(138,000,000)	(95,000,000)
Loss from equity accounted companies			(102,000,000)	$ (100,000,000)	$ (66,000,000)
Equity method investment impairment			0
Hitachi Energy [Member]
Noncontrolling Interest [Line Items]
Net cash proceeds from sale of investment		1,552,000,000
Gain from sale of investment		43,000,000
Discontinued Operations Held-for-sale [Member] | Power Grids Business [Member]
Noncontrolling Interest [Line Items]
Divestment percentage	80.10%
Power Grids Business [Member]
Noncontrolling Interest [Line Items]
Ownership interest percent	19.90%			19.90%
Equity method investments		0	0	$ 1,609,000,000
Noncontrolling interests	$ 1,661,000,000
Basis difference, underlying net assets		8,570,000,000	8,570,000,000
Basis difference, underlying net assets at noncontrolling interest percent		1,705,000,000	1,705,000,000
Power Grids Business [Member] | Non-controlling interests
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		(451,000,000)	(451,000,000)
Power Grids Business [Member] | Other assets
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		43,000,000	43,000,000
Power Grids Business [Member] | Deferred tax liabilities
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		(942,000,000)	(942,000,000)
Power Grids Business [Member] | Order backlog
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		727,000,000	$ 727,000,000
Weighted-average useful life			2 years
Power Grids Business [Member] | Other contractual rights
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		251,000,000	$ 251,000,000
Weighted-average useful life			2 years
Power Grids Business [Member] | Inventory
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		169,000,000	$ 169,000,000
Weighted-average useful life			5 months
Power Grids Business [Member] | Property, plant and equipment
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		1,016,000,000	$ 1,016,000,000
Weighted average useful life			14 years
Power Grids Business [Member] | Intangible assets
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		1,731,000,000	$ 1,731,000,000
Weighted-average useful life			9 years
Power Grids Business [Member] | Goodwill
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		6,026,000,000	$ 6,026,000,000
Power Grids Business [Member] | PPE assets subject to amortization
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		686,000,000	686,000,000
Other
Noncontrolling Interest [Line Items]
Equity method investments		$ 130,000,000	$ 130,000,000	$ 61,000,000